Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses Under IFRS 9 (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [abstract]
Loan contractual amount outstanding on loans written-off during the period that are no longer subject to enforcement activity	$ 83
Interest income on impaired loans	$ 77